Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 819,713	$ 1,364,096
Prepaid and other current assets	168,305	192,675
Total current assets	2,316,560	2,630,101
Other assets	43,928	40,169
Total assets	3,298,509	3,389,239
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	1,182,880	1,155,402
Long-term liabilities	562,678	416,600
Total liabilities	1,745,558	1,572,002
Shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 38,898 shares and 39,229 shares, respectively, issued and outstanding as of December 31, 2017 and 2018)	39	45
Additional paid-in capital	958,883	1,098,455
Treasury stock (5,890 shares and nil, respectively, as of December 31, 2017 and 2018)	0	(143,858)
Accumulated other comprehensive income	24,719	38,212
Accumulated deficit	(394,801)	(242,220)
Total shareholders' equity	588,840	750,634
Total liabilities and shareholders' equity	3,298,509	3,389,239
Sohu.com Limited [Member]
ASSETS
Cash and cash equivalents	16,492	2,845	$ 8,990
Prepaid and other current assets	1,169	2,285
Due from subsidiaries and VIEs	470,649	3,806
Total current assets	488,310	8,936
Interests in subsidiaries and VIEs	224,679	971,163
Other assets	27,736	0
Total assets	740,725	980,099
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	7,471	5,482
Long-term liabilities	144,414	223,983
Total liabilities	151,885	229,465
Shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 38,898 shares and 39,229 shares, respectively, issued and outstanding as of December 31, 2017 and 2018)	39	45
Additional paid-in capital	958,883	1,098,455
Treasury stock (5,890 shares and nil, respectively, as of December 31, 2017 and 2018)	0	(143,858)
Accumulated other comprehensive income	24,719	38,212
Accumulated deficit	(394,801)	(242,220)
Total shareholders' equity	588,840	750,634
Total liabilities and shareholders' equity	$ 740,725	$ 980,099